ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) $ in Thousands, ¥ in Billions		1 Months Ended		12 Months Ended
	Jul. 22, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2022 CNY (¥) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net proceeds from issuance of shares				$ 1,630,563
Gross proceeds from issuance of shares					$ 934,960
Xinjiang Daqo Lvchuang
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total ownership held directly or indirectly	80.70%	72.68%	72.68%
Xinjiang Daqo
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total ownership held directly or indirectly						72.68%
Inner Mongolia Daqo New Energy
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total ownership held directly or indirectly						72.68%
IPO | Xinjiang Daqo Lvchuang
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net proceeds from issuance of shares	$ 935,000
Private offering
ORGANIZATION AND PRINCIPAL ACTIVITIES
Net proceeds from issuance of shares		$ 1,630,000
Private offering | Xinjiang Daqo Lvchuang
ORGANIZATION AND PRINCIPAL ACTIVITIES
Capacity of polysilicon per annum (in MT) | item		100,000	100,000
Gross proceeds from issuance of shares		$ 1,640,000	¥ 11